Expense Example - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable Future Fund - Fidelity SAI Sustainable Future Fund
Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 61
3 years	691
5 years	1,444
10 years	$ 3,435